Retirement Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Retirement Plan
13. Retirement Plan
The Company has a
tax-qualified
employee savings and retirement plan under Section 401(k) of the Code, covering all qualified employees. Participants may elect a salary deferral up to the statutorily prescribed annual limit for tax-deferred
contributions. The Company did not make any matching contributions in 2018 or 2019.